Share capital (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Sep. 22, 2016 shares	Apr. 15, 2016 SFr / shares shares	Sep. 30, 2016	Dec. 31, 2017 CHF (SFr) shares SFr / shares	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 shares	Apr. 15, 2016 USD ($) $ / shares
Disclosure of classes of share capital [line items]
Share capital | SFr				SFr 1,147	SFr 1,135
Options exercised				571,775	2,069,100	594,250
Restricted shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)				4,023
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Shares vested (in shares)				5,998
Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)				57,355,188	56,773,392
Share capital | SFr				SFr 1,147,104	SFr 1,135,468
Nominal value per share (in CHF per share) | SFr / shares				SFr 0.02
Shares issued (in shares)	6,900,000				6,900,000
Options exercised					2,069,100
Additional shares issued upon conversion (in shares)					38,577,042
Conversion ratio of preferred shares to common shares					1
Preferred Shares Series E [Member]
Disclosure of classes of share capital [line items]
Nominal value per share (in CHF per share) | SFr / shares		SFr 0.02
Private placement shares issued (in shares)		1,401,792
Private placement share price (in dollars/CHF per share) | (per share)		SFr 0.02					$ 9.6384
Subscription amount | $							$ 13.5
Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Conversion ratio of preferred shares to common shares			1